CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Successor USD ($)	Successor Common Stock [Member] USD ($)	Successor Additional Paid In Capital [Member] USD ($)	Successor Retained Earnings [Member] USD ($)	Successor Noncontrolling Interest [Member] USD ($)	Predecessor USD ($)	Predecessor Common Stock [Member]	Predecessor Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Predecessor Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Predecessor Additional Paid In Capital [Member] USD ($)	Predecessor Retained Earnings [Member] USD ($)	Total USD ($)	Common Stock [Member] USD ($)	Additional Paid In Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Noncontrolling Interest [Member] USD ($)
Balance at Apr. 02, 2011						$ 32,857		$ 31,765	$ 1,036	$ 17	$ 39
Balance (in shares) at Apr. 02, 2011							172,858	31,765	1,036
Increase (Decrease) in Stockholders' Equity
Net income						(660)					(660)
Balance at Dec. 11, 2011						32,197		31,765	1,036	17	(621)
Balance (in shares) at Dec. 11, 2011							172,858	31,765	1,036
Increase (Decrease) in Stockholders' Equity
Issuance of stock	78,660	2	74,658		4,000
Reorganization and issuance of stock (in shares)		18,632,625
Stock-based compensation expense	99		99
Net income	(4,601)			(4,371)	(230)
Balance at Mar. 31, 2012	74,158	2	74,757	(4,371)	3,770
Balance (in shares) at Mar. 31, 2012		18,632,625
Balance at Dec. 31, 2011
Increase (Decrease) in Stockholders' Equity
Net income	(4,601)
Balance at Mar. 31, 2012	74,158
Increase (Decrease) in Stockholders' Equity
Issuance of stock												1,999		1,999
Reorganization and issuance of stock (in shares)													296,725
Stock-based compensation expense												787		787
Net income												680			646	34
Balance at Mar. 30, 2013												77,624	2	77,543	(3,725)	3,804
Balance (in shares) at Mar. 30, 2013													18,929,350
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense												1,291		1,291
Net income												5,660			5,377	283
Balance at Mar. 29, 2014												84,575	2	78,834	1,652	4,087
Balance (in shares) at Mar. 29, 2014													18,929,350
Increase (Decrease) in Stockholders' Equity
Issuance of stock														4,091		(4,091)
Reorganization and issuance of stock (in shares)													1,000,000
Stock-based compensation expense												1,459		1,459
Net income												11,120			11,116	4
Balance at Dec. 27, 2014												$ 138,078	$ 3	$ 126,959	$ 11,116
Balance (in shares) at Dec. 27, 2014													25,709,000